Related Party Balanceand Transactions - Schedule of Balance with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Accrued expenses	$ 71	$ 71
Loan from Shareholders, net		$ 3,072